Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Australia - 2.8%
BHP Group Ltd.	12,200	$ 296,010
Macquarie Group Ltd.	13,000	1,617,805
Santos Ltd.	342,800	1,436,483
Sonic Healthcare Ltd.	80,100	1,300,573
Whitehaven Coal Ltd.	212,500	731,051
		5,381,922
Belgium - 2.9%
Anheuser-Busch InBev SA	53,700	3,301,552
Groupe Bruxelles Lambert NV	3,900	291,012
KBC Group NV	23,100	2,105,416
		5,697,980
Canada - 1.1%
Canadian National Railway Co.	12,100	1,177,502
CCL Industries, Inc., Class B	18,700	913,396
		2,090,898
Denmark - 0.3%
Novo Nordisk AS, Class B	9,700	663,269
France - 11.9%
Accor SA	48,800	2,225,536
Amundi SA (A)	17,900	1,402,382
Capgemini SE	16,098	2,418,854
Cie de Saint-Gobain SA	18,000	1,793,101
Edenred SE	26,800	870,905
Rexel SA	23,000	619,871
Sanofi SA	21,768	2,410,193
Societe Generale SA	75,500	3,406,098
Sodexo SA	19,900	1,278,161
Teleperformance SE	9,800	985,401
TotalEnergies SE	33,200	2,139,173
Veolia Environnement SA	107,056	3,681,848
		23,231,523
Germany - 12.0%
Allianz SE	5,041	1,929,239
BASF SE	20,100	1,007,589
CTS Eventim AG & Co. KGaA	4,900	491,579
Deutsche Boerse AG	6,400	1,888,381
Deutsche Post AG	41,600	1,786,024
Heidelberg Materials AG	15,700	2,706,327
Infineon Technologies AG	63,085	2,102,930
K&S AG	27,400	374,412
Merck KGaA	14,700	2,022,865
SAP SE	15,500	4,153,219
Siemens AG	13,807	3,188,674
Zalando SE (A)(B)	55,800	1,935,439
		23,586,678
Hong Kong - 2.7%
AIA Group Ltd.	280,600	2,124,105
CK Asset Holdings Ltd.	219,200	886,872
CK Hutchison Holdings Ltd.	417,000	2,350,602
		5,361,579
	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.9%
AerCap Holdings NV	26,990	$ 2,757,568
AIB Group PLC	367,500	2,373,760
DCC PLC	28,000	1,871,291
Ryanair Holdings PLC	40,600	820,439
Smurfit WestRock PLC	39,421	1,776,310
		9,599,368
Israel - 1.1%
Check Point Software Technologies Ltd. (B)	9,300	2,119,656
Italy - 0.2%
Prysmian SpA	5,335	293,676
Japan - 19.0%
Canon, Inc. (C)	41,900	1,306,574
FANUC Corp.	47,100	1,283,275
Fujitsu Ltd.	152,800	3,040,855
Hitachi Ltd.	142,000	3,334,075
Kyocera Corp. (C)	152,300	1,720,233
Nintendo Co. Ltd.	18,200	1,237,194
Olympus Corp.	125,100	1,637,649
ORIX Corp.	141,100	2,946,013
Panasonic Holdings Corp.	70,500	841,030
Rakuten Group, Inc. (B)	255,800	1,467,516
Renesas Electronics Corp.	115,200	1,545,137
SBI Holdings, Inc. (C)	83,000	2,241,243
Seven & i Holdings Co. Ltd.	213,100	3,085,879
Sony Group Corp.	217,500	5,503,400
Sumitomo Mitsui Financial Group, Inc.	142,100	3,654,046
Toyota Industries Corp.	27,900	2,386,209
		37,230,328
Luxembourg - 2.5%
ArcelorMittal SA	68,000	1,964,286
Eurofins Scientific SE	28,700	1,530,936
Tenaris SA	66,200	1,295,450
		4,790,672
Netherlands - 4.7%
ASML Holding NV	4,100	2,713,270
EXOR NV	5,900	535,797
Heineken Holding NV	22,143	1,602,570
ING Groep NV, Series N	97,200	1,904,274
Koninklijke Philips NV	25,720	654,782
Prosus NV	39,400	1,830,490
		9,241,183
Norway - 2.2%
Aker BP ASA	65,838	1,560,957
DNB Bank ASA	107,800	2,836,505
		4,397,462
Republic of Korea - 1.0%
Samsung Electronics Co. Ltd.	49,900	1,978,309
Singapore - 1.7%
DBS Group Holdings Ltd.	98,870	3,395,326
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.7%
Boliden AB	29,200	$ 958,129
Essity AB, Class B (C)	75,600	2,147,888
Husqvarna AB, B Shares	29,200	138,702
Skandinaviska Enskilda Banken AB, Class A (B)(C)	126,200	2,076,149
		5,320,868
Switzerland - 7.9%
Cie Financiere Richemont SA, Class A	12,000	2,094,789
Glencore PLC (B)	354,700	1,298,247
Julius Baer Group Ltd. (C)	22,000	1,524,952
Nestle SA	42,276	4,272,269
Novartis AG	15,680	1,741,574
Roche Holding AG	13,932	4,585,406
		15,517,237
United Kingdom - 16.0%
Ashtead Group PLC	25,400	1,373,296
Aviva PLC	191,265	1,378,464
Barratt Redrow PLC	175,200	963,748
BP PLC	472,000	2,648,604
Bunzl PLC	15,700	603,922
Burberry Group PLC	31,600	318,302
CNH Industrial NV	137,400	1,687,272
Dowlais Group PLC	60,788	47,809
GSK PLC	100,680	1,924,014
Inchcape PLC	157,187	1,360,410
Informa PLC	76,404	766,095
Kingfisher PLC	238,400	785,291
Legal & General Group PLC	674,200	2,126,181
Lloyds Banking Group PLC	3,531,500	3,312,250
Pearson PLC	69,300	1,096,287
Persimmon PLC	46,100	713,029
Reckitt Benckiser Group PLC	31,100	2,102,996
Shell PLC	70,600	2,569,860
Smith & Nephew PLC	70,100	985,783
Tesco PLC	439,474	1,890,741
Unilever PLC	36,793	2,195,329
Wise PLC, Class A (B)	47,400	581,830
		31,431,513
	Shares	Value
COMMON STOCKS (continued)
United States - 0.9%
Linde PLC	3,700	$ 1,722,868
Total Common Stocks (Cost $162,661,739)		193,052,315
PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
2.51% (D)	13,900	1,105,983
Total Preferred Stock (Cost $1,093,374)		1,105,983
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.31% (D)	3,848,140	3,848,140
Total Other Investment Company (Cost $3,848,140)		3,848,140

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (D), dated 03/31/2025, to be repurchased at $909,821 on 04/01/2025. Collateralized by a U.S. Government Obligation, 4.63%, due 06/30/2026, and with a value of $928,075.	$ 909,775	909,775
Total Repurchase Agreement (Cost $909,775)		909,775
Total Investments (Cost $168,513,028)		198,916,213
Net Other Assets (Liabilities) - (1.5)%		(3,007,699)
Net Assets - 100.0%		$ 195,908,514
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.6%	$25,063,824
Pharmaceuticals	6.7	13,347,321
Oil, Gas & Consumable Fuels	5.6	11,086,128
Industrial Conglomerates	5.4	10,744,642
Capital Markets	4.4	8,674,763
Household Durables	4.0	8,021,207
Insurance	3.8	7,557,989
Semiconductors & Semiconductor Equipment	3.2	6,361,337
Software	3.2	6,272,875
Machinery	2.8	5,495,458
IT Services	2.7	5,459,709
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Household Products	2.7%	$5,356,867
Trading Companies & Distributors	2.7	5,354,657
Financial Services	2.6	5,225,557
Consumer Staples Distribution & Retail	2.5	4,976,620
Beverages	2.5	4,904,122
Metals & Mining	2.3	4,516,672
Food Products	2.1	4,272,269
Multi-Utilities	1.8	3,681,848
Hotels, Restaurants & Leisure	1.8	3,503,697
Broadline Retail	1.7	3,298,006
Technology Hardware, Storage & Peripherals	1.6	3,284,883
Health Care Equipment & Supplies	1.6	3,278,214
Chemicals	1.6	3,104,869
Specialty Retail	1.4	2,720,730
Construction Materials	1.4	2,706,327
Containers & Packaging	1.3	2,689,706
Textiles, Apparel & Luxury Goods	1.2	2,413,091
Personal Care Products	1.1	2,195,329
Building Products	0.9	1,793,101
Air Freight & Logistics	0.9	1,786,024
Entertainment	0.9	1,728,773
Electronic Equipment, Instruments & Components	0.9	1,720,233
Life Sciences Tools & Services	0.8	1,530,936
Distributors	0.7	1,360,410
Health Care Providers & Services	0.7	1,300,573
Energy Equipment & Services	0.6	1,295,450
Ground Transportation	0.6	1,177,502
Diversified Consumer Services	0.5	1,096,287
Professional Services	0.5	985,401
Real Estate Management & Development	0.4	886,872
Passenger Airlines	0.4	820,439
Media	0.4	766,095
Electrical Equipment	0.1	293,676
Automobile Components	0.0 (E)	47,809
Investments	97.6	194,158,298
Short-Term Investments	2.4	4,757,915
Total Investments	100.0%	$ 198,916,213
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,154,572	$180,897,743	$—	$193,052,315
Preferred Stock	—	1,105,983	—	1,105,983
Other Investment Company	3,848,140	—	—	3,848,140
Repurchase Agreement	—	909,775	—	909,775
Total Investments	$16,002,712	$182,913,501	$—	$198,916,213
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the total value of 144A securities is $3,337,821, representing 1.7% of the
Portfolio's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $8,749,266, collateralized by cash collateral of $3,848,140 and non-cash collateral, such as U.S. government securities of $5,352,665. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at March 31, 2025.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)
There were no transfers in or out of Level 3 during the period ended March 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica TSW International Equity VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust